Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Aggregate maximum exposures under Administrative Services Contracts to banks for funding claims paid to customers	$ 250,000,000
Contractual obligations to maintain the required level of separate account assets for specific pensions annuities	2,200,000,000	2,800,000,000
Supplier agreement, minimum volume commitment	233,000,000
Rental expenses for operating leases of office space and certain computer and other equipment	170,000,000	142,000,000	133,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
2014	157,000,000
2015	116,000,000
2016	92,000,000
2017	64,000,000
2018	44,000,000
Funding Requirements For Partnerhips Investments And Commercial Mortgage Loans [Abstract]
2014	130,000,000
2015	69,000,000
2016	55,000,000
2017	32,000,000
2018	21,000,000
Settlement payment upon final court approval		60,000,000
Settlement payment upon validation		60,000,000
Settlement of class action litigation, after-tax	0	78,000,000	0
Charges for changes in our life claim payments practices, net of tax	35,700,000	0	0
Charge for changes in our life claim payment practices	$ 55,000,000